UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andromeda Capital LLC
Address: 40 Wall St
         Floor 45
         New York, NY  10005

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Motola
Title:     Chief Executive Officer
Phone:     (212) 232-7521

Signature, Place, and Date of Signing:

     /s/ Larry Motola     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $535,506 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102    12492   200000 SH  PUT  Sole                   200000        0        0
AIRGAS INC                     COM              009363102     4019    64350 SH       Sole                    64350        0        0
AIRGAS INC                     COM              009363102     7045   112800 SH  CALL Sole                   112800        0        0
AIRGAS INC                     COM              009363102     1380    22100 SH  CALL Sole                    22100        0        0
AIRGAS INC                     COM              009363102     6752   108100 SH  PUT  Sole                   108100        0        0
AIRGAS INC                     COM              009363102     4997    80000 SH  CALL Sole                    80000        0        0
AIRGAS INC                     COM              009363102     2848    45600 SH  PUT  Sole                    45600        0        0
AIRGAS INC                     COM              009363102     5090    81500 SH  CALL Sole                    81500        0        0
ALCON INC                      COM SHS          H01301102    12255    75000 SH  CALL Sole                    75000        0        0
ALCON INC                      COM SHS          H01301102     3726    22800 SH  CALL Sole                    22800        0        0
ALCON INC                      COM SHS          H01301102    18007   110200 SH  PUT  Sole                   110200        0        0
ALCON INC                      COM SHS          H01301102    22157   135600 SH  PUT  Sole                   135600        0        0
ALCON INC                      COM SHS          H01301102     8170    50000 SH  PUT  Sole                    50000        0        0
ALCON INC                      COM SHS          H01301102     4085    25000 SH  CALL Sole                    25000        0        0
ALCON INC                      COM SHS          H01301102    16847   103100 SH  PUT  Sole                   103100        0        0
ALCON INC                      COM SHS          H01301102    18299   111991 SH       Sole                   111991        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     8326   144500 SH  CALL Sole                   144500        0        0
BJS WHOLESALE CLUB INC         COM              05548J106    20003   417600 SH  CALL Sole                   417600        0        0
BJS WHOLESALE CLUB INC         COM              05548J106      249     5200 SH  CALL Sole                     5200        0        0
BJS WHOLESALE CLUB INC         COM              05548J106     8478   177000 SH  PUT  Sole                   177000        0        0
BJS WHOLESALE CLUB INC         COM              05548J106      496    10347 SH       Sole                    10347        0        0
BUCYRUS INTL INC NEW           COM              118759109     1252    14000 SH  CALL Sole                    14000        0        0
BUCYRUS INTL INC NEW           COM              118759109     7849    87800 SH       Sole                    87800        0        0
BUCYRUS INTL INC NEW           COM              118759109    16512   184700 SH  CALL Sole                   184700        0        0
BUCYRUS INTL INC NEW           COM              118759109     7599    85000 SH  PUT  Sole                    85000        0        0
CITIGROUP INC                  COM              172967101     3669   775630 SH       Sole                   775630        0        0
CITIGROUP INC                  COM              172967101      473   100000 SH  CALL Sole                   100000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     5076   107400 SH  CALL Sole                   107400        0        0
DYNEGY INC DEL                 COM              26817G300     2810   500000 SH  CALL Sole                   500000        0        0
DYNEGY INC DEL                 COM              26817G300     1951   347200 SH  CALL Sole                   347200        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    10442   275000 SH  CALL Sole                   275000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3630    30226 SH       Sole                    30226        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    18014   150000 SH  CALL Sole                   150000        0        0
GENZYME CORP                   COM              372917104     2492    35000 SH  PUT  Sole                    35000        0        0
GENZYME CORP                   COM              372917104     3133    44000 SH  CALL Sole                    44000        0        0
GENZYME CORP                   COM              372917104    10723   150600 SH  PUT  Sole                   150600        0        0
GENZYME CORP                   COM              372917104     5091    71500 SH  PUT  Sole                    71500        0        0
GENZYME CORP                   COM              372917104    17188   241400 SH  CALL Sole                   241400        0        0
GENZYME CORP                   COM              372917104     3382    47500 SH  CALL Sole                    47500        0        0
HARLEY DAVIDSON INC            COM              412822108     3467   100000 SH  CALL Sole                   100000        0        0
HARLEY DAVIDSON INC            COM              412822108    15445   445500 SH  CALL Sole                   445500        0        0
MARTEK BIOSCIENCES CORP        COM              572901106      939    30000 SH  PUT  Sole                    30000        0        0
MARTEK BIOSCIENCES CORP        COM              572901106      939    30000 SH       Sole                    30000        0        0
MASSEY ENERGY COMPANY          COM              576206106     2548    47500 SH  CALL Sole                    47500        0        0
MASSEY ENERGY COMPANY          COM              576206106     5365   100000 SH  CALL Sole                   100000        0        0
MCAFEE INC                     COM              579064106     3705    80000 SH  PUT  Sole                    80000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    16765   284400 SH  CALL Sole                   284400        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1598    27100 SH  CALL Sole                    27100        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    22991   390000 SH  PUT  Sole                   390000        0        0
POTASH CORP SASK INC           COM              73755L107    12386    80000 SH  PUT  Sole                    80000        0        0
POTASH CORP SASK INC           COM              73755L107    20128   130000 SH  PUT  Sole                   130000        0        0
POTASH CORP SASK INC           COM              73755L107    15359    99200 SH  CALL Sole                    99200        0        0
POTASH CORP SASK INC           COM              73755L107    11148    72000 SH  PUT  Sole                    72000        0        0
POTASH CORP SASK INC           COM              73755L107     7742    50000 SH  CALL Sole                    50000        0        0
POTASH CORP SASK INC           COM              73755L107    15483   100000 SH  PUT  Sole                   100000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    13872   100000 SH  CALL Sole                   100000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    13872   100000 SH  CALL Sole                   100000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    27744   200000 SH  CALL Sole                   200000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    10902    78592 SH       Sole                    78592        0        0
TENET HEALTHCARE CORP          COM              88033G100     4096   612300 SH  CALL Sole                   612300        0        0
TENET HEALTHCARE CORP          COM              88033G100      100    15000 SH  PUT  Sole                    15000        0        0
TENET HEALTHCARE CORP          COM              88033G100      175    26200 SH  PUT  Sole                    26200        0        0
TIVO INC                       COM              888706108      216    25000 SH       Sole                    25000        0        0
TIVO INC                       COM              888706108      863   100000 SH  CALL Sole                   100000        0        0
VERIGY LTD                     SHS              Y93691106      651    50000 SH  CALL Sole                    50000        0        0